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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/98


Institutional Investment Manager:

SENECA CAPITAL ADVISORS LLC
830 THIRD AVENUE, 14TH FLOOR
NEW YORK                                          NY            10022


                       SECURITIES AND EXCHANGE COMMISSION

                                   FORM 13F-E

             NAME OF REPORTING MANAGER: SENECA CAPITAL ADVISORS LLC




Report for the Calendar Year or Quarter Ended:       12/31/98

Institutional Investment Manager:                    SENECA CAPITAL ADVISORS LLC

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT ARE TRUE, CORRECT AND COMPLETE, AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Name, Title and Telephone Number of Person Submitting Report:

Greg Grimmelbein, Officer

(212) 371-1300

Signature, Place and Date of Signing:

/s/ Greg Grimmelbein
830 Third Avenue, 14th Floor
New York, NY   10022
2/16/98

REPORT SUMMARY:

Number of Other Included Managers: None
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Form 13F Information Table Entry Total: 79
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Form 13F Information Table Value Total: 272,137,410
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            PAGE   2

                       SECURITIES AND EXCHANGE COMMISSION

                                   FORM 13F-E

             NAME OF REPORTING MANAGER: SENECA CAPITAL ADVISORS LLC


Name, Title and Telephone Number of Person Submitting Report:

    GREG GRIMMELBEIN               OFFICER                      (212)371-1300


Signature, Place and Date of Signing:

/s/ GREG GRIMMELBEIN               NEW YORK                     NY    2/16/99






                                                                                    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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

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